	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------------		------------------------
COMMON STOCKS - 98.29%
	Communication Services - Media &
	Entertainment - 7.28%
71,000	Alphabet Inc. - Class C *	$ 177,948,720
550,000	Comcast Corporation - Class A	31,361,000
145,000	Facebook, Inc. - Class A *	50,417,950
		------------------
		259,727,670
		------------------

	Consumer Discretionary - Retailing - 8.98%
20,000	Amazon.com, Inc. *	68,803,200
248,665	Home Depot, Inc. (The)	79,296,782
114,976	O'Reilly Automotive, Inc. *	65,100,561
850,000	TJX Companies, Inc. (The)	57,307,000
145,000	Ulta Beauty, Inc. *	50,136,650
		------------------
		320,644,193
		------------------

	Consumer Discretionary - Services - 2.58%
180,000	McDonald's Corporation	41,578,200
450,000	Starbucks Corporation	50,314,500
		------------------
		91,892,700
		------------------

	Consumer Staples - Food & Staples
	Retailing - 1.16%
105,000	Costco Wholesale Corporation	41,545,350
		-----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 3.83%
875,000	Coca-Cola Company (The)	47,346,250
195,000	Constellation Brands, Inc. - Class A	45,608,550
700,000	Mondelez International, Inc. - Class A	43,708,000
		-----------------
		136,662,800
		------------------

	Energy - 1.15%
1,700,000	Enterprise Products Partners L.P.	41,021,000
		------------------

	Financials - Banks - 2.74%
319,170	JPMorgan Chase & Co.	49,643,702
865,000	Truist Financial Corporation	48,007,500

		------------------
		97,651,202
		------------------

	Financials - Diversified - 4.93%
775,000	Charles Schwab Corporation (The)	56,427,750
455,000	Intercontinental Exchange, Inc.	54,008,500
160,000	S&P Global Inc.	65,672,000
		------------------
		176,108,250
		------------------

	Financials - Insurance - 3.10%
277,560	Aon plc	66,270,226
280,000	Chubb Limited	44,503,200
		------------------
		110,773,426
		------------------

	Health Care - Equipment & Services - 8.91%
605,000	Alcon, Inc. *	42,507,300
86,595	Becton, Dickinson and Company	21,059,038
1,110,000	Boston Scientific Corporation *	47,463,600
99,860	DexCom, Inc. *	42,640,220
190,100	Laboratory Corporation of America Holdings *	52,439,085
450,000	Medtronic Public Limited Company	55,858,500
140,000	UnitedHealth Group Incorporated	56,061,600
		------------------
		318,029,343
		------------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 7.47%
575,000	Bristol-Myers Squibb Company	38,421,500
230,000	Eli Lilly and Company	52,789,600
280,000	Johnson & Johnson	46,127,200
525,887	Merck & Co., Inc.	40,898,232
174,793	Thermo Fisher Scientific Inc.	88,177,825
		------------------
		266,414,357
		------------------

	Industrials - Capital Goods - 6.86%
1,005,000	Fastenal Company	52,260,000
650,000	Fortive Corporation	45,331,000
265,000	Honeywell International Inc.	58,127,750
230,495	Illinois Tool Works Inc.	51,529,462
80,000	Roper Technologies, Inc.	37,616,000
		------------------
		244,864,212
		------------------

	Industrials - Commercial & Professional
	Services - 4.03%
219,095	Cintas Corporation	83,694,290
456,000	Copart, Inc. *	60,114,480

		------------------
		143,808,770
		------------------

	Information Technology - Hardware &
	Equipment - 4.54%
855,660	Apple Inc.	117,191,193
846,615	Cisco Systems, Inc.	44,870,595
		------------------
		162,061,788
		------------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 7.47%
160,000	Applied Materials, Inc.	22,784,000
65,000	KLA Corporation	21,073,650
80,000	NVIDIA Corporation	64,008,000
340,000	Skyworks Solutions, Inc.	65,195,000
275,000	Texas Instruments Incorporated	52,882,500
280,000	Xilinx, Inc.	40,499,200
		------------------
		266,442,350
		------------------

	Information Technology - Software &
	Services - 20.87%
110,000	Adobe Inc. *	64,420,400
225,000	Cadence Design Systems, Inc. *	30,784,500
617,500	Fiserv, Inc. *	66,004,575
299,737	Global Payments Inc.	56,212,677
180,000	Mastercard Incorporated - Class A	65,716,200
587,500	Microsoft Corporation	159,153,750
114,740	Palo Alto Networks, Inc. *	42,574,277
179,785	salesforce.com, inc. *	43,916,082
75,500	ServiceNow, Inc. *	41,491,025
140,435	Synopsys, Inc. *	38,730,569
415,000	Visa Inc. - Class A	97,035,300
162,500	Workday, Inc. *	38,795,250
		------------------
		744,834,605
		------------------

	Materials - 1.27%
157,500	Air Products and Chemicals, Inc.	45,309,600
		------------------

	Real Estate - 1.12%
467,895	CBRE Group, Inc. *	40,112,638
		------------------

	TOTAL COMMON STOCKS
	(cost $1,765,092,317)	3,507,904,254
		------------------

SHORT-TERM INVESTMENTS - 1.35%
	U.S. Government Security - 0.06%

$2,000,000	U.S. Treasury Bill 11/26/2021, 0.020%	1,999,835
		-------------------

	Money Market Fund - 1.29%
46,035,226	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%	46,035,226
		-------------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $48,035,061)	48,035,061
		-------------------

	TOTAL INVESTMENTS
	(cost $1,813,127,378) - 99.64%	3,555,939,315
		-------------------

	OTHER ASSETS, NET OF LIABILITIES- 0.36%	12,966,692
		-------------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$3,568,906,007
		-------------------
		-------------------
* Non-income producing.

As of June 30, 2021, investment cost for federal tax purposes was $1,813,130,452 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,744,229,837
Unrealized depreciation	(1,420,974)
------------------
Net unrealized appreciation	$1,742,808,863
------------------
------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------------
Level 1 -
Common Stocks(1)	$3,507,904,254
Money Market Fund	46,035,226
Level 2 -
U.S. Government Securities	1,999,835
Level 3 -
None	--
-------------------
Total	$3,555,939,315
-------------------
-------------------

(1) See Schedule above for further detail by industry.